Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exploration and evaluation costs
Exploration expenditure written off	$ 343	$ 767	$ 746
Exploration expense	570	974	997
Intangible assets	8,197	9,646	9,991
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	3,963	4,438	4,328
gas & low carbon energy and oil production & operations [Member]
Exploration and evaluation costs
Exploration expenditure written off	343	767	746
Other exploration costs	227	207	251
Exploration expense	570	974	997
Liabilities	33	76	109
Net assets	3,930	4,362	4,219
Cash used in operating activities	227	207	251
Cash used in investing activities	1,169	1,513	1,039
gas & low carbon energy and oil production & operations [Member] | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	26	6	20
Intangible assets	3,963	4,438	4,328
gas & low carbon energy and oil production & operations [Member] | North Africa
Exploration and evaluation costs
Intangible assets	776	1,289	1,182
gas & low carbon energy and oil production & operations [Member] | AGT [Member]
Exploration and evaluation costs
Intangible assets	609	651	631
gas & low carbon energy and oil production & operations [Member] | BRAZIL
Exploration and evaluation costs
Intangible assets	$ 536	$ 395	$ 418